CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 8,444	$ 4,213	$ 16,619
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	76	69	1,369
Amortization			91
Bad debt provision	98		191
Change in fair value of warrant derivative liability	3	(75)	(925)
Share-based compensation expenses	225	273
Gain from disposal of subsidiaries			(127)
Deferred income taxes	314
Change in operating assets - (increase) decrease
Accounts receivable, trade	10,953	(39,496)	(19,428)
Accounts receivable - related parties			50
Notes receivable	(1,294)
Other receivables and prepayments	(561)	587	(7,988)
Inventories	(1,093)	34,557	1,160
Advances to suppliers	(4,344)	(23,797)	(101,731)
Other current assets	31	(16)	(12)
Change in operating liabilities - increase (decrease)
Accounts payable, trade	(10,195)	7,390	31,772
Other payables and accrued liabilities	141	(164)	10,179
Customer deposits	(189)	997	5,544
Taxes payable	(1,225)	1,575	5,008
Net cash provided by (used in) operating activities	1,384	(13,887)	(58,228)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of subsidiaries, net of cash disposed of nil, nil, $3,440, respectively		18,734	(2,226)
Purchase of equipment and construction-in-progress	(32)	(106)	(1,021)
Purchase of intangible assets			(2)
Proceeds from the disposal of plant and equipment and intangible assets			2
Net cash (used in) provided by investing activities	(32)	18,628	(3,247)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash			(19,413)
Proceeds from bank overdrafts			7,304
Payments on bank overdrafts			(7,539)
Notes payable			40,899
Proceeds from short-term loan	6,668	6,230	102,258
Payments on short-term loan	(6,230)		(81,516)
Payments on loan from a shareholder	(209)		(2,336)
Payments on repurchase of shares pursuant to put option			(2,000)
Payments on repurchase of warrants			(512)
Shares issued for exercise of over allotment related to secondary offering			373
Net cash provided by financing activities	229	6,230	37,518
EFFECT OF EXCHANGE RATE ON CASH	368	42	998
INCREASE (DECREASE) IN CASH	1,949	11,013	(22,959)
CASH, beginning of year	11,548	535	23,494
CASH, end of year	13,497	11,548	535
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	260	61	2,074
Cash paid for income taxes	3,205	575	4,051
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Settlement of consideration receivable - received in finished goods		38,397	8,925
Settlement of consideration receivable offset against
- Purchase deposits to Honesty Group			(1,772)
- Payable to Honesty Group			10,156
Settlement of consideration receivable			$ 57,478